Document and Entity Information	9 Months Ended
May 31, 2023
Document and Entity Information
Document Type	F-1
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Amendment Flag	false
Entity Central Index Key	0001813783
Entity Emerging Growth Company	true
Entity Ex Transition Period	false